Intangible Assets	6 Months Ended
Jun. 30, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible assets
5.	Intangible assets
Intangible assets comprise patents with a carrying value of £4.3 million as of June 30, 2020 (as of December 31, 2019: £3.7 million) and computer software with a carrying value of £0.2 million as of June 30, 2020 (as of December 31, 2019: £0.3 million).
During the six months ended June 30, 2020, the Company acquired intangible assets with a cost of £0.8 million in relation to patents. There were no disposals of intangible assets in the six months ended June 30, 2020.